Long-Term Obligations and Other Short-Term Borrowings	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Long-Term Obligations and Other Short-Term Borrowings

7.    LONG-TERM OBLIGATIONS AND OTHER SHORT-TERM BORROWINGS

Long-term obligations and other short-term borrowings consist of the following at March 31, 2013 and June 30, 2012 :

(Dollars in millions)	Maturity	March 31, 2013	June 30, 2012
Senior Secured Credit Facilities
Term loan facility dollar-denominated	September 2016	$792.2	$798.9
Term loan facility dollar-denominated	September 2017	647.2	591.2
Term loan facility euro-denominated	April 2014	—	56.3
Term loan facility euro-denominated	September 2016	263.7	257.7
9 1/2 % Senior Toggle Notes	April 2015	269.1	619.1
9 3/4 % Senior Subordinated euro-denominated Notes	April 2017	277.2	268.7
7 7/8 % Senior Notes	October 2018	348.2	—
$200.3 million Revolving Credit Facility	April 2016	—	—
Other Obligations	2013 to 2032	77.6	91.6

Total		2,675.2	2,683.5
Less: current portion and other short-term borrowings		29.6	43.2

Long-term obligations, less current portion short-term borrowings		$2,645.6	$2,640.3

As noted within Footnote 5 to these financial statements, the Company also uses interest rate swaps to manage the economic effect of variable interest obligations associated with floating term loans so that the interest payable effectively becomes fixed at a certain rate, thereby reducing the impact on rate changes on interest expense.

Senior Secured Credit Facilities

On April 10, 2007, we entered into a $1.8 billion senior secured credit facility (the “Credit Agreement”) consisting of: (i) an approximately $1.4 billion term loan facility consisting of Dollar Term-1 Loans (the “Dollar Term-1 Loans”) and euro Term Loans (the “euro Term Loans”) and (ii) a $350 million revolving credit facility.

The revolving credit facility includes borrowing capacity available for letters of credit and for short-term borrowings. Borrowings under the term loan facility and the revolving credit facility bear interest, at our option, at a rate equal to an applicable margin over either (a) a base rate determined by reference to the higher of (1) the rate of interest per annum published by The Wall Street Journal from time to time, as the “prime lending rate” and (2) the federal funds rate plus one-half of 1% or (b) a LIBOR rate determined by reference to the British Bankers Association Interest Settlement Rate for deposits in dollars for the interest period relevant to such borrowing adjusted for certain additional costs.

In addition to paying interest on outstanding principal under our senior secured credit facilities, we are required to pay a commitment fee to the lenders under the revolving credit facility with respect to the unutilized commitments there under. The initial commitment fee is 0.5% per annum. The commitment fee may be reduced subject to our attaining certain leverage ratios. We are also required to pay customary letter of credit fees.

The senior secured credit facilities are subject to amortization and prepayment requirements and contain certain covenants, events of default and other customary provisions.

On June 1, 2011, the Company and certain lenders amended the Credit Agreement in order to extend the maturity for certain Revolving Credit Loans and Revolving Credit Commitments. In particular, the Company converted approximately $200.3 million of Revolving Credit Commitments and Revolving Credit Loans into new Revolving Tranche-2 Commitments and Revolving Tranche-2 Loans. The amendment set the applicable margin for the Revolving Tranche-2 Loans to a percentage per annum equal to at the Company’s option (i) in the case of euro currency rate loans, 3.75% , or (ii) in the case of base rate loans, 2.75% , which may be reduced subject to our attaining certain leverage ratios. In addition, the Company extended the final maturity date of the converted facility to the ninth anniversary or April 10, 2016, subject to certain conditions regarding the refinancing or repayment of the Company’s term loans, the Senior Toggle Notes (defined below), the Senior Subordinated Notes (defined below), the 7.875% Notes (defined below) and certain other unsecured debt which would cause the final maturity date to be an earlier date.

On February 17, 2012, in connection with the acquisition of the CTS Business, the Company entered into Amendment No. 2 to the Credit Agreement. The amendment provided senior secured financing consisting of a $400 million incremental term loan facility (the “Dollar Term-2 Loans”) pursuant to the exercise of the accordion feature under the Credit Agreement. The Dollar Term-2 Loans have substantially similar terms as the Dollar Term-1 Loans. The Company used the proceeds from the Dollar Term-2 Loans, along with cash on hand, to finance the acquisition of the CTS Business. The amendment set the applicable margin for the Dollar Term-2 Loans to a percentage per annum equal to at the Company’s option (i) in the case of euro currency rate loans, 4.00% , subject to a floor of 1.25% or (ii) in the case of base rate loans, 3.00% , subject to a floor of 2.25% . The Dollar Term-2 Loans will mature on the earlier of (i) September 15, 2017 and (ii) the 91st day prior to the maturity of Company’s Senior Subordinated Notes or any permitted refinancing thereof; provided such Senior Subordinated Notes have an outstanding aggregate principal amount in excess of $100.0 million .

On February 23, 2012, the Company entered into Amendment No. 3 to the Credit Agreement to convert approximately $796.8 million of Dollar Term-1 Loans into new Extended Dollar Term-1 Loans (the “Extended Dollar Term-1 Loans”) and approximatley €207.7 million of Euro Term Loans into new Extended Euro Term Loans (the “Extended Euro Term Loans”) with the consent solely of those lenders that agreed to convert their Dollar Term-1 Loans and/or Euro Term Loans, respectively. The Extended Dollar Term-1 Loans and the Extended Euro Term Loans have substantially similar terms as the Dollar Term-1 Loans and Euro Term Loans. The amendment set the applicable margin for the Extended Dollar Term-1 Loans and Extended Euro Term Loans to a percentage per annum equal to at the Company’s option (i) in the case of euro currency rate loans, 4.00% or (ii) in the case of base rate loans, 3.00% . The final maturity date of the Extended Dollar Term-1 Loans and Extended Euro Term Loans was extended to the earlier of (i) September 15, 2016 and (ii) the 91 day prior to the maturity of the Company’s Senior Toggle Notes or any permitted refinancing thereof; provided such Senior Toggle Notes have an outstanding aggregate principal amount in excess of $100.0 million. On March 1, 2012, the Company entered into the Extension Amendment to the Credit Agreement in order to extend the maturity of an additional $11.0 million of Dollar Term-1 Loans into Extended Dollar Term-1 Loans. In addition, the borrowing capacity of the $350.0 million revolving credit facility was reduced to approximately $200.3 million in order to maintain a cost effective debt structure which is appropriate for our financing needs.

On April 27, 2012, the Company entered into Amendment No. 4 to the Credit Agreement in order to permit the Company to borrow an aggregate principal amount of up to $205.0 million of Refinancing Dollar Term-2 Loans (the “Refinancing Dollar Term-2 Loans”) with the consent of only the lenders agreeing to provide such Refinancing Dollar Term-2 Loans. The proceeds from the Refinancing Dollar Term-2 Loans were used to prepay in full all outstanding Non-Extended Dollar Term-1 Loans under the Credit Agreement. The Refinancing Dollar Term-2 Loans have identical terms with, and the same rights and obligations under the Credit Agreement as, the outstanding Dollar Term-2 Loans.

On February 28, 2013, the Company entered into Amendment No. 5 to the Credit Agreement in order to borrow an aggregate principal amount of approximately $659.5 million of Refinancing Dollar Term-2 Loans and approximately $799.3 million of Refinancing Dollar Term-1 Loans (the “Refinancing Dollar Term-1 Loans”). The proceeds from the Refinancing Dollar Term-2 Loans were used to prepay in full all outstanding Non-Extended Euro Term Loans and Dollar Term-2 Loans under the Credit Agreement; the proceeds of the Refinancing Dollar Term-1 Loans were used to prepay in full all outstanding Extended Dollar Term-1 Loans under the Credit Agreement. The Refinancing Dollar Term-2 and Refinancing Dollar Term-1 Loans have identical terms with, and the same rights and obligations under the Credit Agreement as, the previously outstanding Dollar Term-2 Loans and Extended Dollar Term-1 Loans, respectively. The amendment set the applicable margin for the Refinancing Dollar Term-2 Loans at the Company’s option, at a percentage per annum equla to (i) in the case of eurocurrency rate loans, 3.25% , subject to a floor of 1.00% , or ii) in the case of base rate loans, 2.25% , subject to a floor of 2.00% . The amendment set the applicable margin for the Refinancing Dollar Term-1 Loans, at the Company’s option, at a percent per annum equal to (i) in the case of eurocurrency rate loans, 3.50% or ii) in the case of base rate loans, 2.50% . Cash paid associated with this financing activity approximated $2.6 million.

As of March 31, 2013 , there were $15.2 million in outstanding letters of credit which reduced the borrowing capacity under the approximately $200.3 million revolving line of credit.

Senior Notes

On April 10, 2007, we issued $565.0 million of 9.5% / 10.25% senior PIK-election fixed rate notes due 2015 (“Senior Toggle Notes”). The Senior Toggle Notes are unsecured senior obligations of the Company. Interest on the Senior Toggle Notes is payable semi-annually in arrears on each April 15 and October 15, which commenced on October 15, 2007. We may redeem these notes at par plus specified declining premiums set forth in the indenture plus any accrued and unpaid interest to the date of redemption.

In September 2012, Catalent announced the commencement of a tender offer to purchase for cash up to $350 million aggregate principal amount of its outstanding Senior Toggle Notes. On September 18, 2012, Catalent purchased $45.9 million aggregate principal amount of Senior Toggle Notes at a price of $47.1 million plus accrued and unpaid interest pursuant to the tender offer. On November 1, 2012, Catalent redeemed $304.1 million aggregate principal amount of Senior Toggle Notes for an aggregate price of $311.4 million plus accrued and unpaid interest. In connection with this transaction the Company paid $8.5 million of call premiums and expensed $3.3 million of unamortized deferred finance costs. These expenses are recorded within “Other Income/Expense” in our statement of operations.

On September 18, 2012, Catalent issued $350 million aggregate principal amount of 7.875% Senior Notes (the “ 7.875% Notes”). The 7.875% Notes will mature on October 15, 2018 and interest is payable on the 7.875% Notes on April 15 and October 15 of each year, commencing April 15, 2013. The 7.875% Notes were offered in a private offering to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), and to non-U.S. persons in offshore transactions in accordance with Regulation S under the Securities Act. The 7.875% Notes were issued at a price of 100.0% of their principal amount. Catalent used a portion of the net proceeds from the offering of the 7.875% Notes to finance a portion of its tender offer for the Senior Toggle Notes and partial redemption of the Senior Toggle Notes as described above. We may redeem these notes at par plus specified declining premiums set forth in the senior subordinated indenture plus any accrued and unpaid interest to the date of redemption.

Senior Subordinated Notes

On April 10, 2007, we issued €225.0 million 9.75% euro-denominated ( $300.3 million dollar equivalent at the exchange rate effective on the issue date) Senior Subordinated Notes due 2017 (the “Senior Subordinated Notes”). The Senior Subordinated Notes are unsecured senior subordinated obligations of the Company and are subordinated in right of payment to all existing and future senior indebtedness of the Company (including the senior credit facilities and the Senior Toggle Notes). Interest on the Senior Subordinated Notes is payable semi-annually in cash in arrears on each April 15 and October 15, which commences on October 15, 2007. We may redeem these notes at par plus specified declining premiums set forth in the senior subordinated indenture plus any accrued and unpaid interest to the date of redemption.

Debt Covenants

The Credit Agreement and the indentures governing the notes contain a number of covenants that, among other things, restrict, subject to certain exceptions, the Company’s (and the Company’s restricted subsidiaries’) ability to incur additional indebtedness or issue certain preferred shares; create liens on assets; engage in mergers and consolidations; sell assets; pay dividends and distributions or repurchase capital stock; repay subordinated indebtedness; engage in certain transactions with affiliates; make investments, loans or advances; make certain acquisitions; and in the case of the Company’s Credit Agreement, enter into sale and leaseback transactions, amend material agreements governing the Company’s subordinated indebtedness (including the senior subordinated notes) and change the Company’s lines of business.

As of March 31, 2013 , the Company was in compliance with all covenants related to its long-term obligations. The Company’s long-term debt obligations do not contain any financial maintenance covenants.

6. LONG-TERM OBLIGATIONS AND OTHER SHORT-TERM BORROWINGS

Long-term obligations and other short-term borrowings consist of the following at June 30, 2012 and June 30, 2011:

(in millions)	Maturity	June 30, 2012	June 30, 2011
Senior Secured Credit Facilities
Term loan facility Dollar-denominated	April 2014	$—	$1,017.6
Term loan facility Dollar-denominated	September 2016	798.9	—
Term loan facility Dollar-denominated	September 2017	591.2	—
Term loan facility Euro-denominated	April 2014	56.3	364.1
Term loan facility Euro-denominated	September 2016	257.7	—
9 1/2 % Senior Toggle Notes	April 2015	619.1	624.4
9 3/4 % Senior Subordinated Euro-denominated Notes	April 2017	268.7	308.4
Revolving Credit Agreement	April 2016	—	—
Other Obligations	2012 to 2032	91.6	32.1

Total		2,683.5	2,346.6
Less: current portion and other short-term borrowings		43.2	28.6

Long-term obligations, less current portion short-term borrowings		$2,640.3	$2,318.0

The Company also uses interest rate swaps to manage the economic effect of variable interest obligations associated with floating term loans so that the interest payable effectively becomes fixed at a certain rate, thereby reducing the impact on rate changes on interest expense. As of June 30, 2012, the Company had four interest rate swap agreements that have the economic effect of modifying the variable interest obligations associated with its floating rate term loans through April 2013. These agreements include two U.S dollar-denominated, one Euro-denominated and one Yen-denominated interest rate swap agreements.

Senior Secured Credit Facilities

On April 10, 2007, in connection with the Acquisition, we entered into a $1.8 billion senior secured credit facility (the “Credit Agreement”) consisting of: (i) an approximately $1.4 billion term loan facility consisting of Dollar Term-1 Loans (the “Dollar Term-1 Loans”) and Euro Term Loans (the “Euro Term Loans”) and (ii) a $350 million revolving credit facility. We are required to repay the term loans in quarterly installments equal to 1% per annum of the original funded principal amount for the first six years and nine months, with the remaining amount payable on April 10, 2014. These repayments commenced on September 28, 2007.

The revolving credit facility includes borrowing capacity available for letters of credit and for short-term borrowings. Borrowings under the term loan facility and the revolving credit facility bear interest, at our option, at a rate equal to an applicable margin over either (a) a base rate determined by reference to the higher of (1) the rate of interest per annum published by The Wall Street Journal from time to time, as the “prime lending rate” and (2) the federal funds rate plus  1/2 of 1% or (b) a LIBOR rate determined by reference to the costs of funds for deposits in the currency of such borrowing for the interest period relevant to such borrowing adjusted for certain additional costs. The weighted-average interest rates during fiscal 2012 were approximately 3.76% and 3.25% for the Euro-denominated and US-dollar denominated term loans, respectively and approximately 4.0% for the revolving credit facility.

In addition to paying interest on outstanding principal under our senior secured credit facilities, we are required to pay a commitment fee to the lenders under the revolving credit facility with respect to the unutilized commitments there under. The initial commitment fee is 0.5% per annum. The commitment fee may be reduced subject to our attaining certain leverage ratios. We are also required to pay customary letter of credit fees.

The senior secured credit facilities are subject to amortization and prepayment requirements and contain certain covenants, events of default and other customary provisions.

On June 1, 2011, the Company and certain lenders amended the Credit Agreement in order to extend the maturity for certain Revolving Credit Loans and Revolving Credit Commitments. In particular, the Company converted $200.25 million of Revolving Credit Commitments and Revolving Credit Loans into new Revolving Tranche-2 Commitments and Revolving Tranche -2 Loans. The amendment set the applicable margin for the Revolving Tranche -2 Loans to a percentage per annum equal to (i) in the case of euro currency rate loans, 3.75%, and (ii) in the case of base rate loans, 2.75%, which may be reduced subject to our attaining certain leverage ratios. In addition, the Company extended the final maturity date of the converted facility to the ninth anniversary or April 10, 2016, subject to certain conditions regarding the refinancing or repayment of the Company’s term loans, the senior toggle notes, the senior subordinated notes and certain other unsecured debt which would cause the final maturity date to be an earlier date.

On February 17, 2012, in connection with the acquisition of the CTS Business, the Company entered into Amendment No. 2 to the Credit Agreement. The amendment provided senior secured financing consisting of a $400 million incremental term loan facility (the “Dollar Term-2 Loans”) pursuant to the exercise of the accordion feature under the Credit Agreement. The Dollar Term-2 Loans have substantially similar terms as the Dollar Term-1 Loans. The Company used the proceeds from the Dollar Term-2 Loans, along with cash on hand, to finance the acquisition of the CTS Business. The amendment set the applicable margin for the Dollar Term-2 Loans to a percentage per annum equal to (i) in the case of euro currency rate loans, 4.00%, subject to a floor of 1.25% and (ii) in the case of base rate loans, 3.00%, subject to a floor of 2.25%. The Dollar Term-2 Loans will mature on the earlier of (i) September 15, 2017 and (ii) the 91st day prior to the maturity of Company’s Senior Subordinated Notes or any permitted refinancing thereof; provided such Senior Subordinated Notes have an outstanding aggregate principal amount in excess of $100.0 million. The Company is required to repay installments on the Dollar Term-2 Loans in quarterly installments in aggregate annual amounts equal to 1.00% of their funded total principal amount, with the remaining amount payable on the date of maturity.

On February 24, 2012, the Company entered into Amendment No. 3 to the Credit Agreement to convert $796.8 million of Dollar Term-1 Loans into new Extended Dollar Term-1 Loans (the “Extended Dollar Term-1 Loans”) and €207.7 million of Euro Term Loans into new Extended Euro Term Loans (the “Extended Euro Term Loans”) with the consent solely of those lenders that agreed to convert their Dollar Term-1 Loans and/or Euro Term Loans, respectively. The Extended Dollar Term-1 Loans and the Extended Euro Term Loans have substantially similar terms as the Dollar Term-1 Loans and Euro Term Loans. The amendment set the applicable margin for the Extended Dollar Term-1 Loans and Extended Euro Term Loans to a percentage per annum equal to (i) in the case of eurocurrency rate loans, 4.00% and (ii) in the case of base rate loans, 3.00%. The final maturity date of the Extended Dollar Term-1 Loans and Extended Euro Term Loans was extended to the earlier of (i) September 15, 2016 and (ii) the 91 day prior to the maturity of the Company’s Senior Notes or any permitted refinancing thereof; provided such Senior Notes have an outstanding aggregate principal amount in excess of $100.0 million. On March 1, 2012, the Company entered into the Extension Amendment to the Credit Agreement in order to extend the maturity of an additional $11.0 million of Dollar Term-1 Loans into new Extended Dollar Term-1 Loans. In addition, the borrowing capacity of the $350.0 revolving credit facility was reduced to $200.25 million in order to maintain a cost effective debt structure which is appropriate for our financing needs.

On April 27, 2012, the Company entered into Amendment No. 4 to the Credit Agreement in order to permit the Company to borrow an aggregate principal amount of up to $205 million of Refinancing Dollar Term-2 Loans (the “Refinancing Dollar Term-2 Loans”) with the consent of only the lenders agreeing to provide such Refinancing Dollar Term-2 Loans. The proceeds from the Refinancing Dollar Term-2 Loans were used to prepay in full all outstanding non-extended Dollar Term-1 Loans under the Credit Agreement. The Refinancing Dollar Term-2 Loans have identical terms with, and the same rights and obligations under the Credit Agreement as, the outstanding Dollar Term-2 Loans.

Senior Notes

On April 10, 2007, in connection with the Acquisition, we issued $565.0 million of 9.5%/10.25 % senior PIK-election fixed rate notes due 2015 (“Senior Toggle Notes”). The Senior Toggle Notes are unsecured senior obligations of the Company. Interest on the Senior Toggle Notes is payable semi-annually in arrears on each April 15 and October 15, which commenced on October 15, 2007. The PIK election feature expired with the interest period ended April 15, 2011. Therefore all remaining interest payments on the Senior Toggle Notes are to be paid entirely in cash at the cash interest rate of 9.5%. On and after April 15, 2011, we may redeem the Senior Toggle Notes at par plus specified declining premiums set forth in the indenture plus any accrued and unpaid interest to the date of redemption.

Senior Subordinated Notes

On April 10, 2007, in connection with the Acquisition, we issued €225.0 million 9 3/4 % Euro-denominated ($300.3 million dollar equivalent at the exchange rate effective on the issue date) Senior Subordinated Notes due 2017 (the “Senior Subordinated Notes”). The Senior Subordinated Notes are unsecured senior subordinated obligations of the Company and are subordinated in right of payment to all existing and future senior indebtedness of the Company (including the senior credit facilities and the Senior Toggle Notes). Interest on the Senior Subordinated Notes is payable semi-annually in cash in arrears on each April 15 and October 15, which commences on October 15, 2007. We may redeem the Senior Subordinated Notes at par plus specified declining premiums set forth in the senior subordinated indenture plus any accrued and unpaid interest to the date of redemption.

As of June 30, 2012, there were $20.8 million in outstanding letters of credit which reduced the borrowing capacity under the $200.3 million revolving line of credit.

Long-Term and Other Obligations

Other obligations consist primarily of loans for equipment, buildings and a capital lease for a building.

Maturities of long-term obligations, including capital leases of $57.8 million, and other short-term borrowings for future fiscal years are:

(in millions)	2013	2014	2015	2016	2017	Thereafter	Total
Maturities of long-term and other obligations	43.2	79.4	643.0	21.3	1,293.6	603.0	2,683.5

Debt Issuance Costs

Debt issuance costs are capitalized within prepaid expenses and other assets on the balance sheet and amortized over the life of the related obligation through charges to interest expense in the Consolidated Statements of Operations. The unamortized total of debt issuance costs were approximately $28.2 million and $40.0 million as of June 30, 2012 and June 30, 2011, respectively. Amortization of debt issuance costs totaled $14.7 million and $10.0 million for the fiscal years ended June 30, 2012 and June 30, 2011, respectively.

Guarantees and Security

All obligations under the senior secured credit agreement and the Senior Toggle Notes and the Senior Subordinated Notes (together, the “notes”) are unconditionally guaranteed by each of the Company’s existing U.S. wholly-owned subsidiaries, other than the Company’s Puerto Rico subsidiaries, subject to certain exceptions.

All obligations under the Senior Secured Credit Facilities, and the guarantees of those obligations, are secured by substantially all of the following assets of the Company and each guarantor, subject to certain exceptions:

•

a pledge of 100% of the capital stock of the Company and 100% of the equity interests directly held by the Company and each guarantor in any wholly-owned material subsidiary of the Company or any guarantor (which pledge, in the case of any non-U.S. subsidiary of a U.S. subsidiary, will not include more than 65% of the voting stock of such non-U.S. subsidiary); and

•	a security interest in, and mortgages on, substantially all tangible and intangible assets of the Company and of each guarantor, subject to certain limited exceptions.

Debt Covenants

The senior secured credit agreement and the indentures governing the Senior Toggle Notes and the Senior Subordinated Notes contain a number of covenants that, among other things, restrict, subject to certain exceptions, the Company’s (and the Company’s restricted subsidiaries’) ability to incur additional indebtedness or issue certain preferred shares; create liens on assets; engage in mergers and consolidations; sell assets; pay dividends and distributions or repurchase capital stock; repay subordinated indebtedness; engage in certain transactions with affiliates; make investments, loans or advances; make certain acquisitions; in the case of the Company’s senior credit agreement, enter into sale and leaseback transactions, amend material agreements governing the Company’s subordinated indebtedness (including the Senior Subordinated Notes) and change the Company’s lines of business.

The senior credit facility and indentures governing the Senior Toggle Notes and the Senior Subordinated Notes also contain change of control provisions and certain customary affirmative covenants and events of default. As of June 30, 2012, the Company was in compliance with all covenants related to its long-term obligations. The Company’s long-term debt obligations do not contain any financial maintenance covenants.

Subject to certain exceptions, the senior credit agreement and the indentures governing the notes will permit the Company and its restricted subsidiaries to incur additional indebtedness, including secured indebtedness. None of the Company’s non-U.S. subsidiaries or Puerto Rico subsidiaries is a guarantor of the loans or notes.

As market conditions warrant and subject to the Company’s contractual restrictions and liquidity position, the Company, its affiliates and/or the Company’s major equity holders, including Blackstone and its affiliates, may from time to time repurchase the Company’s outstanding debt securities, including the Senior Toggle Notes and the Senior Subordinated Notes and/or the Company’s outstanding bank loans in privately negotiated or open market transactions, by tender or otherwise. Any such repurchases may be funded by incurring new debt, including additional borrowings under the Company’s existing credit facility. Any new debt may also be secured debt. The Company may also use available cash on the balance sheet. The amounts involved in any such transactions, individually or in the aggregate, may be material. Further, since some of the Company’s debt may trade at a discount to the face amount, any such purchases may result in the Company’s acquiring and retiring a substantial amount of any particular series, with the attendant reduction in the trading liquidity of any such series.

Under the indentures governing the notes, the Company’s ability to engage in certain activities such as incurring certain additional indebtedness, making certain investments and paying certain dividends is tied to ratios based on Adjusted EBITDA (which is defined as “EBITDA” in the indentures).

Adjusted EBITDA is based on the definitions in the Company’s indentures, is not defined under U.S. GAAP, and is subject to important limitations.